LETTER FROM THE PRESIDENT

                [PHOTOGRAPH OF JOHN A. NEICE, JR. PRESIDENT]

Dear Shareholder:
        Following is Colonial Minnesota Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Minnesota personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade Minnesota municipal bonds.

FUND PERFORMANCE (2/1/95 -- 7/31/95)
                                        CLASS A         CLASS B
INCEPTION                               9/26/86         8/4/92
---------------------------------------------------------------
Distributions declared
per share                               $0.199          $0.173
---------------------------------------------------------------
SEC yield on 7/31/95                      5.34%           4.86%
---------------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                    9.66%           8.79%
---------------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)              4.82%           4.43%
---------------------------------------------------------------
Net asset value per share
on 7/31/95                              $ 6.97          $ 6.97
---------------------------------------------------------------

----------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95
                   CLASS A         CLASS B
                 NAV     MOP     NAV   w/CDSC
1 year          6.03%   0.99%   5.24%   0.24%
5 years         6.60%   5.57%     --      --
Since
inception       6.30%   5.71%   3.95%   3.02%
----------------------------------------------

ECONOMIC/MARKET OVERVIEW
        Although tax reform discussions in Washington have had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Minnesota municipal bonds. Also, the U.S. economy has gradually slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.
        Many sectors of Minnesota's economy have slowed in recent months, including housing. However, overall growth remains stable. There has been an increase in unemployment, but this must be considered relative to the unusually low unemployment rate of 3.8% posted by the state on June 30.
        One notable event during the period was the discussions in St. Paul about possibly taxing interest earned by Minnesota municipal bonds. The legislature maintained the tax-exemption, although the measure may be reconsidered if the U.S. Supreme Court rules unfavorably on a similar case.

INVESTMENT STRATEGY
        On July 31, the Fund owned 88 individual issues in 20 public sectors. More than 90% of the securities in the portfolio were rated investment grade, with approximately 65% rated AAA, the highest quality rating available.
        We remain cautiously optimistic about Minnesota's municipal bond market. While we will continue to monitor the tax-reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/S/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
September 13, 1995
        A portion of the Fund's income may be subject to the alternative minimum tax.
        The 30-day SEC yield on July 31, 1995, of 5.34% for Class A shares and 4.86% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.
        If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 5.09%, and the yield for Class B shares would have been 4.60%. Taxable-equivalent yields are based on the maximum 44.73% combined federal and Minnesota income tax rate.
        Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.
        Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO (unaudited, in thousands)          July 31, 1995
----------------------------------------------------------------------

MUNICIPAL BONDS - 98.1%                             PAR          VALUE
----------------------------------------------------------------------
EDUCATION - 2.6%
Montevideo Independent School
 District, Series 1993,
         4.900%         02/01/10. . . . . . .    $  400        $   364
Roseau Independent School
 District No. 682,
         7.000%         02/01/14. . . . . . .       200            210
State Higher Education Facilities
 Authority:
 Carlton College, Series 3-L1,
         5.750%         11/01/12. . . . . . .       500            499
 Hamline University, Series 3-K,
         6.600%         06/01/08. . . . . . .       250            264
                                                               -------
                                                                 1,337
----------------------------------------------------------------------
FINANCE, INSURANCE, & REAL ESTATE - 1.1%
REAL ESTATE - 1.1%
St. Paul Port Authority, Series 1985-F,
         9.125%         12/01/14. . . . . . .       650            602
----------------------------------------------------------------------
GENERAL OBLIGATIONS - 25.4%
Anoka-Hennepin Independent School
 District No. 11,
 Series 1993-C,
         5.000%         02/01/09. . . . . . .     1,000            926
Bagley Independent School District
 No. 162, Series 1994,
         4.850%         02/01/12. . . . . . .       750            663
Faribault Independent School
 District No. 656,
         5.750%         06/01/15. . . . . . .     1,500          1,485
Milaca Independent School District
 No. 912,
         5.500%         02/01/20. . . . . . .       740            653
 Minneapolis-St. Paul International
 Airport, Series 1988-7,
         7.800%         01/01/11. . . . . . .       300            326
Rosemount Independent School
 District No. 196, Series 1994-B,
         (a)            06/01/10. . . . . . .     2,765          1,172
St. Paul Independent School
 District No. 625,
 Series C,
         5.250%         02/01/16. . . . . . .     2,475          2,283
 MN State,
         5.250%         08/01/14. . . . . . .     6,000          5,618
Wadena Independent School
 District No. 819,
         5.500%         02/01/13. . . . . . .       200            192
                                                               -------
                                                                13,318
----------------------------------------------------------------------
HEALTH - 16.7%
HOSPITALS- 16.7%
Bloomington Health Care Facilities
 Development Authority, Masonic Home
 Care Center Project,
         5.875%         07/01/22. . . . . . .    $  500        $   498
Mankato, Immanuel St. Joseph's
 Hospital, Series 1992-A,
         6.300%         08/01/22. . . . . . .       250            245
Minneapolis, Lifespan, Inc.,
 Series 1988-B,
         8.125%         08/01/17. . . . . . .       245            267
Minneapolis-St. Paul Housing &
 Redevelopment Authority, Healthspan,
 Series 1993-A,
         4.750%         11/15/18. . . . . . .     4,410          3,688
Princeton, Fairview Hospital,
 Series 1991-C,
         6.250%         01/01/21. . . . . . .       300            307
St. Cloud Hospital Facilities,
 Series C,
         5.300%         10/01/20. . . . . . .     1,000            904
St. Louis Park, Healthsystem, Inc.,
 Series 1993-A,
         5.200%         07/01/23. . . . . . .     2,670          2,363
St. Paul Housing & Redevelopment
 Authority:
  Healtheast Project, Series 1993-A,
         6.625%         11/01/17. . . . . . .       250            242
  St. Paul-Ramsey Medical
  Center Project, Series 1993,
         5.550%         05/15/23. . . . . . .       250            237
                                                               -------
                                                                 8,751
----------------------------------------------------------------------
HOUSING - 13.6%
ASSISTED LIVING/SENIOR - 0.5%
Roseville, Care Institute, Series 1993,
         7.750%         11/01/23. . . . . . .       300            270
                                                               -------
MULTI-FAMILY - 7.3%
Chisago & Stearns Counties,
         7.050%         09/01/27. . . . . . .     1,500          1,566
Eden Prairie, Preserve Place
 Apartments,
         8.000%         07/01/28. . . . . . .       650            670
Lakeville, Southfork
 Apartment Project, Series 1989-A,
         9.875%         02/01/20. . . . . . .       200            202
Minneapolis Community Development
 Agency,
         7.875%         07/01/17. . . . . . .       635            652
Red Wing River Region Health
 Care Facilities, Series 1993-A,
         6.400%         09/01/12. . . . . . .       200            195

See notes to investment portfolio.

INVESTMENT PORTFOLIO - continued
------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                   PAR           VALUE
------------------------------------------------------------------------------
HOUSING - CONT.
MULTI-FAMILY - CONT.
Robbinsdale, Copperfield Hill, Series 1985,
         9.250%        12/01/18. . . . . . . . . . . .    $  350        $  351
White Bear Lake, Birch Lake
 Townhomes Project, Series 1988-A,
         9.750%        07/15/19. . . . . . . . . . . .       200           199
                                                                        ------
                                                                         3,835
                                                                        ------
SINGLE-FAMILY - 5.8%
Dakota & Washington County Housing
 & Redevelopment Authority:
  Series 1986,
         7.200%        12/01/09. . . . . . . . . . . .        85            89
  Series 1988,
         8.150%        09/01/16. . . . . . . . . . . .       235           293
Minneapolis Community Development
 Agency, St. Paul Housing & Redevelopment,
         7.750%        07/01/06. . . . . . . . . . . .       290           297
Minneapolis,
 Riverplace Project, Series 1987-A,
         7.100%        01/01/20. . . . . . . . . . . .       255           261
Minneapolis-St. Paul Housing
 Board, Series 1987-C,
         8.875%        11/01/18. . . . . . . . . . . .       495           520
Red Wing River Region Health
 Care Facilities, Series 1993-A,
         6.500%        09/01/22. . . . . . . . . . . .       300           290
State Housing Finance Agency:
 Series 1987-A,
         8.500%        02/01/17. . . . . . . . . . . .        25            26
 Series 1987-C,
         9.000%        08/01/18. . . . . . . . . . . .       600           617
 Series 1988-C,
         8.500%        07/01/19. . . . . . . . . . . .        90            94
 Series 1988-D,
         8.050%        08/01/18. . . . . . . . . . . .       220           229
Washington County Housing &
 Redevelopment Authority:
  Cottages of Aspen Project,
         9.250%        06/01/22. . . . . . . . . . . .       200           200
  Series 1986,
         7.600%        12/01/11. . . . . . . . . . . .        95            95
                                                                        ------
                                                                         3,011
------------------------------------------------------------------------------
MANUFACTURING - 2.6%
FOOD & KINDRED PRODUCTS - 1.4%
Cloquet, Diamond Brands Inc.,
         9.000%        06/01/02. . . . . . . . . . . .       700           718
                                                                        ------
MEASURING & ANALYZING INSTRUMENTS - 0.6%
Brooklyn Park,
 TL Systems Corp., Series 1991,
        10.000%        09/01/16. . . . . . . . . . . .       270           317
                                                                        ------
TRANSPORTATION EQUIPMENT - 0.6%
Buffalo, Ruden Manufacturing Inc.,
        10.500%        09/01/14. . . . . . . . . . . .    $  300        $  319
------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 1.2%
State Public Facilities Authority:
 Series 1989-A,
         7.000%        03/01/09. . . . . . . . . . . .       100           108
 Series 1990-A,
         7.100%        03/01/12. . . . . . . . . . . .       300           323
 Series 1991-A,
         6.950%        03/01/13. . . . . . . . . . . .       200           216
                                                                        ------
                                                                           647
------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 1.1%
Metropolitan Council,
 Hubert H. Humphrey Metrodome,
 Series 1992,
         6.000%        10/01/09. . . . . . . . . . . .       300           302
Minneapolis Community Development
 Agency, Series 1991-1,
         8.000%        12/01/16. . . . . . . . . . . .       250           264
                                                                        ------
                                                                           566
------------------------------------------------------------------------------
REFUNDED/ESCROW/PUBLIC OBLIGATIONS (B) - 8.5%
Brainerd Independent School
 District No. 181,
         7.000%        06/01/11. . . . . . . . . . . .       200           224
Burnsville,
 Fairview Community Hospital,
 Series 1982-A,
         (a)           05/01/12. . . . . . . . . . . .     2,145           839
Delano Independent School
 District No. 879:
         7.250%        02/01/09. . . . . . . . . . . .       100           114
         7.250%        02/01/10. . . . . . . . . . . .       100           114
Faribault County, Series 1988:
         7.400%        04/01/06. . . . . . . . . . . .        65            69
         7.400%        04/01/07. . . . . . . . . . . .       125           132
         7.400%        04/01/09. . . . . . . . . . . .        25            26
         7.400%        04/01/10. . . . . . . . . . . .       150           158
Moorhead Residential Mortgage,
         7.100%        08/01/11. . . . . . . . . . . .        20            23
New York Mills Independent School
 District No. 553, Series 1992-A,
         6.850%        02/01/18. . . . . . . . . . . .       210           235
Owatonna Independent School
 District No. 761, Series 1990:
         7.100%        02/01/09. . . . . . . . . . . .       115           126
         7.100%        02/01/10. . . . . . . . . . . .       120           132
Rockford Independent School
 District No. 883,
         7.100%        12/15/10. . . . . . . . . . . .       400           438

See notes to investment portfolio.

INVESTMENT PORTFOLIO - continued
---------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                         PAR            VALUE
---------------------------------------------------------------------
REFUNDED/ESCROW/PUBLIC OBLIGATIONS - CONT.
Southern Minnesota Municipal
 Power Agency, Series A,
         5.750%        01/01/18. . . . . . .   $   500        $   506
St. Cloud Hospital, Series 1990-B,
         7.000%        07/01/20. . . . . . .       150            171
St. Louis Park,
 Methodist Hospital, Series 1990-C,
         7.250%        07/01/18. . . . . . .       165            188
St. Paul Sewers, Series 1988-A,
         8.000%        12/01/08. . . . . . .       250            277
State Higher Education Facilities
 Authority, St. Thomas College:
   Series 2-0,
         7.600%        10/01/07. . . . . . .       200            220
   Series 3-C:
         7.100%        09/01/10. . . . . . .       100            113
         7.100%        02/01/11. . . . . . .       130            143
Virginia General Obligation,
 Series 1989-B:
         7.500%        02/01/07. . . . . . .       100            108
         7.500%        02/01/08. . . . . . .       100            108
                                                              -------
                                                                4,464
---------------------------------------------------------------------
SOLID WASTE - 2.0%
MISCELLANEOUS DISPOSAL - 0.6%
Hubbard County, Potlach Corp.,
 Series 1989,
         7.375%        08/01/13. . . . . . .       285            303
                                                              -------
RESOURCE RECOVERY - 1.4%
Anoka County, United Power Assoc.,
 Series 1987-A,
         6.950%        12/01/08. . . . . . .       400            428
Hennepin County Solid Waste,
 Series 1987-A,
         8.200%        11/01/09. . . . . . .       300            314
                                                              -------
                                                                  742
---------------------------------------------------------------------
TAX ALLOCATION - 0.5%
Minneapolis Community Development
 Agency, Series 1987-III,
         8.625%        12/01/27. . . . . . .       260            275
---------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITATION - 2.8%
TRANSPORTATION SERVICES - 0.0%
St. Paul Port Authority,
 Series 1983-C,
         9.750%        12/01/96. . . . . . .        25             25
                                                              -------
TRANSPORTATION - 2.8%
Duluth Seaway Port Authority,
 Series A,
         5.750%        12/01/16. . . . . . .     1,500          1,468
---------------------------------------------------------------------
UTILITY - 20.0%
JOINT POWER AUTHORITY - 20.0%
Northern Municipal Power Agency:
 Minnesota Electric, Series B,
         5.500%        01/01/18. . . . . . .   $ 3,400        $ 3,209
 Minnesota Power & Light Co.,
 Series 1989-A,
         7.250%        01/01/16. . . . . . .       700            757
Southern Municipal Power Agency:
         (a)           01/01/27. . . . . . .    18,000          2,632
  Series 1993-A:
         4.750%        01/01/16. . . . . . .     2,000          1,693
         5.000%        01/01/12. . . . . . .       750            676
Western Minnesota Municipal
 Power Agency:
  Series 1983-A,
         9.750%        01/01/16. . . . . . .     1,000          1,467
  Series 1985-A,
         9.050%        01/01/00. . . . . . .        25             26
                                                              -------
                                                               10,460
---------------------------------------------------------------------
WATER & SEWER - 0.0%
Chaska, General Obligation,
 Series 1985,
         8.200%        12/01/01. . . . . . .        25             25
---------------------------------------------------------------------
Total investments (cost $50,707) (c)                           51,453
---------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.9%
---------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
---------------------------------------------------------------------
New York City Water and Sewer,
 Series G,
         3.800%        06/15/24. . . . . . .     1,500          1,500
---------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (1.0)%                         (536)
---------------------------------------------------------------------
NET ASSETS - 100%                                             $52,417
---------------------------------------------------------------------

Notes to investment portfolio:
(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) Cost for federal income tax purposes is approximately the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks.
    The rates listed are as of July 31, 1995.

See notes to investment portfolio.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
-------------------------------------------------------------------------------
ASSETS
Investments at value (cost $50,707).................................... $51,453
Short-term obligations.................................................   1,500
                                                                        -------
                                                                         52,953
Receivable for:
   Interest..........................................     $705
   Fund shares sold..................................       44
Other................................................       51              800
                                                          ----          -------
         Total assets..................................................  53,753

LIABILITIES
Payable for:
   Investments purchased.............................      920
   Distributions.....................................      240
   Fund shares repurchased...........................      173
   Payable to adviser................................        2
Accrued Deferred Trustees fees.......................        1
                                                          ----
         Total liabilities.............................................   1,336
                                                                        -------

NET ASSETS............................................................. $52,417
                                                                        =======
Net asset value & redemption price per share -
    Class A ($35,846/5,144)............................................ $  6.97
                                                                        =======

Maximum offering price per share - Class A
   ($6.97/0.9525)...................................................... $  7.32(a)
                                                                        =======

Net asset value & offering price per share -
    Class B ($16,571/2,378)............................................ $  6.97(b)
                                                                        =======
COMPOSITION OF NET ASSETS
   Capital paid in..................................................... $53,281
   Undistributed net investment income.................................      22
   Accumulated net realized loss.......................................  (1,632)
   Net unrealized appreciation.........................................     746
                                                                        -------
                                                                        $52,417
                                                                        =======

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME
Interest......................................................   $1,685

EXPENSES
Management fee...............................       $   142
Service fee..................................            32
Distribution fee - Class B...................            60
Transfer agent...............................            42
Bookkeeping fee..............................            14
Trustees fees................................             6
Custodian fee................................             3
Audit fee....................................            16
Legal fee....................................             7
Registration fees............................            10
Reports to shareholders......................             3
Other........................................             3
                                                    -------
                                                        338
Fees waived by the adviser...................           (63)        275
                                                    -------      ------
        Net investment income.................................    1,410
                                                                 ------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
   Investments...............................           539
   Closed futures contracts..................        (1,433)
                                                    -------
     Net realized loss........................................     (894)
Net unrealized appreciation
   during the period on:
  Investments................................         1,589
  Open futures contracts.....................           253
                                                    -------
     Net unrealized appreciation..............................    1,842
                                                                 ------
        Net gain..............................................      948
                                                                 ------
Net increase in net assets from
   operations.................................................   $2,358
                                                                 ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
-------------------------------------------------------------------------------------------------------------
                                                                                  (unaudited)
                                                                                  Six months          Year
                                                                                    ended            ended
                                                                                   July 31         January 31
                                                                                  ----------       ----------
                                                                                     1995             1995
                                                                                  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income.....................................................      $ 1,410           $ 3,019
   Net realized gain (loss)..................................................         (894)               30
   Net unrealized appreciation (depreciation)................................        1,842            (4,777)
                                                                                   -------           -------
         Net increase (decrease) from operations.............................        2,358            (1,728)

Distributions
   From net investment income - Class A......................................       (1,037)           (2,325)
   From net investment income - Class B......................................         (391)             (681)
                                                                                   -------           -------
                                                                                       930            (4,734)
                                                                                   -------           -------
Fund share transactions
   Receipts for shares sold - Class A........................................        1,372             4,991
   Value of distributions reinvested - Class A...............................          702             1,606
   Cost of shares repurchased - Class A......................................       (2,750)           (8,415)
                                                                                   -------           -------
                                                                                      (676)           (1,818)
                                                                                   -------           -------

   Receipts for shares sold - Class B........................................        2,052             6,114
   Value of distributions reinvested - Class B...............................          257               430
   Cost of shares repurchased - Class B......................................         (723)           (1,058)
                                                                                   -------           -------
                                                                                     1,586             5,486
                                                                                   -------           -------
         Net increase from Fund share transactions...........................          910             3,668
                                                                                   -------           -------
               Total increase (decrease).....................................        1,840            (1,066)
Net assets
   Beginning of period.......................................................       50,577            51,643
                                                                                   -------           -------
   End of period (including undistributed
    net investment income of $22 and $39, respectively)......................      $52,417           $50,577
                                                                                   =======           =======
Number of Fund shares
   Sold - Class A............................................................          194               708
   Issued for distributions reinvested - Class A.............................          100               232
   Repurchased - Class A.....................................................         (392)           (1,226)
                                                                                   -------           -------
                                                                                       (98)             (286)
                                                                                   -------           -------

   Sold - Class B............................................................          290               869
   Issued for distributions reinvested - Class B.............................           36                62
   Repurchased - Class B.....................................................         (102)             (157)
                                                                                   -------           -------
                                                                                       224               774
                                                                                   -------           -------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

NOTE 1. INTERIM FINANCIAL STATEMENTS
        In the opinion of management of Colonial Minnesota Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.

--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES
        The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
        Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
        Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
        Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
        Security transactions are accounted for on the date the securities are purchased or sold.
        Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
        The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
        All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
        Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
        Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
        Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
        The Fund declares and records distributions daily and pays monthly.
        The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
        Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:
        Average Net Assets                      Annual Fee Rate
        ------------------                      ---------------
         First $1 billion                            0.55%
         Next $1 billion                             0.50%
         Over $2 billion                             0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
        The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
        Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
        Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $3,089 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $15,690 on Class B share redemptions.

        The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:
                Valuation of shares                   Annual
             outstanding on the 20th of                Fee
            each month which were issued               Rate
        --------------------------------------------  ------
        Prior to November 30, 1994..................   0.10%
        On or after December 1, 1994................   0.25%

        The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the
Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
        The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.70% annually of the Fund's average net assets.
        Effective August 1, 1995, and until further notice, the expense limit changed to 0.75% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
        The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION
        During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $13,732,905 and $14,658,117, respectively.
        Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments

----------------------------------------------------------------------------


for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation.......  $ 1,779,746
  Gross unrealized depreciation.......   (1,033,663)
                                        -----------
     Net unrealized appreciation......  $   746,083
                                        ===========

----------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS
     At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:
         Year of                   Capital loss
        expiration                 carryforward
        ----------                 ------------
           1996..............        $396,000
           1997..............         298,000
           1999..............           4,000
           2001..............           8,000
           2002..............          39,000
                                     --------
                                     $745,000
                                     ========

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
----------------------------------------------------------------------------
OTHER
      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
----------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation,
a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995.  Of
the shares of benficial interest outstanding on December 9, 1994,
6,005,281 voted for the new Management Agreement, 75,906 voted against and 281,636 abstained. Of the shares of beneficial interest outstanding that abstained, there were no broker non-votes.
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                            JULY 31                              YEAR ENDED JANUARY 31
                                                  -------------------------        ------------------------------------------------
                                                            1995                           1995                        1994
                                                  -------------------------        ---------------------       --------------------
                                                   CLASS A          CLASS B        CLASS A       CLASS B       CLASS A      CLASS B
                                                   -------          -------        -------       -------       -------      -------
Net asset value - Beginning of period.............  $6.840           $6.840         $7.480        $7.480        $7.160       $7.160
                                                   -------          -------        -------       -------       -------      -------
Income (loss) from investment ....................
    operations:...................................
    Net investment income (a).....................   0.197            0.171          0.415         0.363         0.419        0.364
    Net realized and unrealized
       gain (loss) on investments.................   0.132            0.132         (0.642)       (0.642)        0.323        0.323
                                                   -------          -------        -------       -------       -------      -------
    Total from investment operations..............   0.329            0.303         (0.227)       (0.279)        0.742        0.687
                                                   -------          -------        -------       -------       -------      -------
Less distributions declared
    to shareholders:
    From net investment income....................  (0.199)          (0.173)        (0.413)       (0.361)       (0.422)      (0.367)
                                                   -------          -------        -------       -------       -------      -------
    Total distributions
       declared to shareholders...................  (0.199)          (0.173)        (0.413)       (0.361)       (0.422)      (0.367)
                                                   -------          -------        -------       -------       -------      -------
Net asset value - End of period...................  $6.970           $6.970         $6.840        $6.840        $7.480       $7.480
                                                   =======          =======        =======       =======       =======      =======
Total return (b)(c)...............................    4.82%(d)         4.43%(d)      (2.92)%       (3.65)%       10.62%        9.81%
                                                   =======          =======        =======       =======       =======      =======
Ratios to average net assets
    Expenses......................................    0.82%(e)(f)      1.57%(e)(      0.72%(e)      1.47%(e)      0.82%        1.57%
    Net investment income.........................    5.60%(f)         4.85%(f)       5.98%         5.23%         5.69%        4.94%
    Fees and expenses waived
    or borne by the Adviser.......................    0.24%(f)         0.24%(f)       0.26%         0.26%         0.20%        0.20%
Portfolio turnover................................      53%(f)           53%(f)         26%           26%            9%           9%
Net assets at end of period
    (000).........................................  $35,846          $16,571        $35,846       $14,731       $41,326      $10,317

(a)   Net of fees and expenses
      waived or borne by the
      Adviser which amounted to...................  $ 0.008          $ 0.008        $ 0.018       $ 0.018       $ 0.015       $0.015
(b)   Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)   Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)   Not annualized.
(e)   Includes the service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.
(f)   Annualized.

                                                10


FINANCIAL HIGHLIGHTS - CONTINUED
Selected data for a share of each class outstanding throughout each period are as follows:
------------------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED JANUARY 31
                                                   --------------------------------------------------------
                                                             1993                    1992            1991
                                                   ----------------------           -------         -------
                                                   CLASS A        CLASS B(b)        CLASS A         CLASS A
                                                   -------        -------           -------         -------
Net asset value - Beginning of period...........    $7.030         $7.210             $6.930          $6.820
                                                   -------        -------            -------         -------
Income from investment operations...............
  Net investment income (a).....................     0.449          0.191              0.461           0.467
  Net realized and unrealized
      gain on investments.......................     0.125          0.049              0.098           0.108
                                                   -------        -------            -------         -------
  Total from investment operations..............     0.574          0.142              0.559           0.575
                                                   -------        -------            -------         -------
Less distributions declared
  to shareholders:
  From net investment income....................    (0.444)        (0.192)            (0.458)         (0.465)
  From capital paid in .........................      --             --               (0.001)           --
                                                   -------        -------            -------         -------
  Total distributions
   declared to shareholders.....................    (0.444)        (0.192)            (0.459)         (0.465)
                                                   -------        -------            -------         -------
Net asset value - End of period.................    $7.160         $7.160             $7.030          $6.930
                                                   =======        =======            =======         =======
Total return (d)(e).............................      8.41%          2.01%(f)           8.33%           8.70%
                                                   =======        =======            =======         =======

Ratios to average net assets
  Expenses......................................      0.85%          1.60%(g)           0.88%           1.00%
  Net investment income.........................      6.33%          5.58%(g)           6.58%           6.77%
  Fees and expenses waived
  or borne by the Adviser.......................      0.35%          0.35%              0.42%           0.37%
Portfolio turnover..............................         5%             5%                 1%              7%
Net assets at end of period
  (000).........................................    $35,017         $2,173            $30,676         $24,188

(a)  Net of fees and expenses
     waived or borne by the
     Adviser which amounted to..................     $0.025         $0.009             $0.029          $0.026
(b)  Class B shares were initially offered on August 4, 1992.  Per share amounts reflect activity from that date.
(c)  Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.

                                                  11

TRUSTEES
--------------------------------------------------------------------------------

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive
Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior
Vice President-Operations,
The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief
Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

------------------------------------------------------------------------------
          ABOUT OUR COVER...

[LOGO]    The symbol on the cover of this Report
          represents the Fund's primary investment
          focus on municipal bonds.
------------------------------------------------------------------------------


Colonial Minnesota Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.





SHAREHOLDER SERVICES AND TRANSFER AGENT
Colonial Investors Service Center, Inc.
P.O. Box 1722 Boston, MA  02105-1722
1-800-345-6611



This report has been prepared for shareholders of Colonial Minnesota Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

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                                      14

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                                      15

[LOGO]  COLONIAL
        MUTUAL FUNDS



[LOGO]


COLONIAL
MINNESOTA
TAX-EXEMPT FUND
-----------------------------------------------------
SEMIANNUAL REPORT
JULY 31, 1995




[LOGO]  COLONIAL
        MUTUAL FUNDS



[LOGO]   Printed on recycled paper


COLONIAL INVESTMENT SERVICES, INC. [Copyright] 1995
One Financial Center, Boston, Massachusetts 02111-2621

MN-03/195B-0795